Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
On April 2, 2024, General Electric Company ("GE"), which now operates as GE Aerospace, completed the previously announced spin-off (the "Spin-Off") of GE Vernova Inc. (the "Company"), as an independent publicly traded company. In April 2024, in connection with the Spin-Off, assets and any related liabilities of the GE Retirement Savings Plan were transferred to the GE Vernova Retirement Savings Plan (the “Plan”). The Plan is a defined contribution plan sponsored by Ropcor, Inc. (the "Plan Sponsor”), an affiliate of the Company, and was established on April 2, 2024. The Plan benefits eligible employees of the Company, including certain former employees of GE, and its participating affiliates.
The Plan is subject to applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The assets of the Plan are held in and invested through the GE Vernova Retirement Savings Trust (the “Trust”).
Fidelity Workplace Services, LLC is the Plan’s recordkeeper. The Plan trustees have appointed Fidelity Management Trust Company as the directed trustee of the Trust.
In 2024, the Company selected NEPC, LLC as its Outsourced Chief Investment Officer. Subsequently, on April 1, 2025, the Plan updated the majority of its investment options from registered investment companies and collective funds managed by different entities to collective funds and separately managed accounts invested in collective funds managed by State Street Global Advisors Trust Company (“SSGA TC”), a wholly owned subsidiary of State Street Bank and Trust Company. The Plan's default investment option is the State Street Growth Target Retirement Funds (“SSTR Funds”), consistent with a participant’s age.
The GE Vernova Stock Fund is a separate account which continues to be managed by an independent fiduciary, Newport Trust Company, LLC ("Newport").
The GE Stock Fund, managed by Newport, was transferred to the Plan as a result of the Spin-Off. Participants invested in the GE Stock Fund at the time of the Spin-Off automatically received units in the GE Vernova Stock Fund.
On April 2, 2025, Newport began liquidating the GE Stock Fund and the liquidation was completed on April 8, 2025. The proceeds were reinvested in the SSTR Funds, based on a participant’s age. Prior to April 1, 2025, since the inception of the Plan, participants were able to elect at any time to transfer out of the GE Stock Fund and into other available investment options under the Plan.
The description of the Plan is provided for general information purposes only. The complete terms of the Plan are provided in the GE Vernova Retirement Savings Plan document (the “Plan Document”). Plan information including benefits, investment options, vesting provisions and effects of plan termination is also included in Plan handbooks and other material distributed to participants.
Employee Contributions and Investment Options
Eligible employees of the Company and participating affiliates may participate in the Plan by investing up to 30% of their eligible earnings in one or more of the following investment options.
The Plan's investment options include:

• Separate accounts: The GE Vernova Stock Fund and Target Retirement separately managed accounts. The underlying investments of the separate accounts are in the name of the Plan. The GE Vernova Stock Fund separate account invests in common stock and a collective fund. The Target Retirement separately managed accounts primarily invest in collective funds.
• Collective funds: various index funds, State Street target retirement funds, and a money market fund.

The Plan permits participants to invest compensation on which income taxes have and have not been paid (“after-tax” and “pre-tax”, respectively). The U.S. Internal Revenue Code (“IRC”) limits the amount of pre-tax contributions that can be made each year. The limit for participants under age 50 was generally $23,500 in 2025. For participants who were at least age 50 during the year, the limit was generally $31,000 in 2025. The Plan also permits participants to make Roth contributions, which are combined with pre-tax contributions for purposes of these limits.
Participants may switch their investment balances (including rebalancing) up to 12 times each quarter. Restrictions on such switches include certain restrictions on a participant’s ability to engage in frequent trading in response to Securities and Exchange Commission requirements governing registered investment companies.

Employer Contributions

The Plan generally provides for employer matching contributions of 50% of employees’ contributions of up to 8% of their earnings, that is, a 4% maximum matching contribution.
Certain salaried employees receive a company retirement contribution annually and certain employees on production benefits received company retirement contribution credits each pay period. Those employees on production benefits may also be eligible for an additional company retirement contribution (“ACRC”) per year credited in the following January. For the 2025 and 2024 plan years, participants' accounts were credited in January 2026 and 2025 with company retirement contributions of $60.6 million and $57.9 million, and ACRCs of $1.7 million and $1.1 million, respectively. Hereinafter, the company retirement contribution and the ACRC shall be referred to collectively as "Company Retirement Contributions" ("CRCs"). The CRCs are in addition to the employer matching contribution. A participant who does not have a regular investment election on file will be electing to invest the CRCs in the SSTR Fund consistent with the participant’s age.
Newly hired non-union employees who are eligible for CRCs and who have not made an affirmative election regarding the amount (if any) of their own savings are automatically enrolled as electing to contribute 8% of eligible pay as pre-tax contributions. This election entitles these employees to the maximum 4% employer matching contribution. A participant who does not have a regular investment election on file will be electing to invest these contributions in the SSTR Fund consistent with the participant’s age. These elections can be changed at any time before or after the employee is automatically enrolled.
Newly hired union employees who are eligible for CRCs and who have not made an affirmative election regarding the amount (if any) of their own savings are automatically enrolled as electing to contribute 2% of eligible pay as pre-tax contributions. This election entitles these employees to a 1% employer matching contribution. A participant who does not have a regular investment election on file will be electing to invest these contributions in the SSTR Fund consistent with the participant’s age. These elections can be changed at any time before or after the employee is automatically enrolled.
Rollovers from Other Qualifying Plans
Subject to Company approval, participants may elect to rollover amounts from other qualifying plans or arrangements in accordance with the IRC.
Withdrawals
Subject to certain limitations prescribed by the Plan and the IRC, terminated participants may elect retirement or other termination withdrawals in either lump sum or partial payments. Employed participants may make regular withdrawals and certain hardship withdrawals from their participant accounts (except with respect to amounts attributable to any CRCs). There are no restrictions on the number and dollar amount of partial termination withdrawals and regular withdrawals, and the Plan allows for age 59 1/2 and disability withdrawal options.
Notes Receivable from Participants

The Plan permits participants, under certain circumstances, to borrow a minimum of $500 from their participant accounts (except with respect to amounts attributable to any CRCs or any non-vested matching contributions, which are not available for loans). Subject to certain IRC and Plan limits, a participant may not borrow more than the lesser of 50% of that participant’s available account value, as defined in the Plan Document, or $50,000, adjusted for outstanding prior loans. The term of any loan is up to 4.5 years unless the loan is used to acquire a principal residence for which a term of up to 15 years may be permissible. The interest rate applicable to participant loans is based on the monthly average of the composite yield on corporate bonds, published by Moody’s Investors Service. The interest rates for new loans are fixed for the term of the loan.
Loans are repaid with interest in equal payments over the term of the loan by payroll deductions, personal check, or other such methods as may be required. Participants may repay the entire principal amount with written notice and without penalty. Partial prepayments in amounts not less than the regular repayment amount are permissible without penalty and without re-amortization of the remaining principal amount. A participant may have no more than two outstanding loans from the Plan at any time (subject to limited exceptions resulting from a plan merger).
In the event of a loan default, the amount of the outstanding balance will be reported to the Internal Revenue Service ("IRS") in the year of the default as ordinary income.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and CRCs (as applicable) and allocation of (a) employer matching contributions and (b) investment results. The benefit to which a participant is entitled is the value of the participant’s vested account.
The costs of overnight delivery requests are charged to participants and certain former employees are charged quarterly account recordkeeping fees.

Vesting

Participants are fully vested in their employee contributions and related investment results. Participants receiving CRCs and related earnings generally become vested in those amounts once the participant completes three years of service. Participants may be fully vested in employer matching contributions or vested after three years of service in accordance with Plan provisions.
Forfeitures
During the 2025 and 2024 Plan years, forfeitures of $4.2 million and $4.1 million, respectively, were used to offset employer contributions.

Plan Termination and Amendment
Although the Company has not expressed any intent to do so, it has the right under the Plan, to the extent permitted by law, to terminate the Plan in accordance with the provisions of ERISA. If the Plan is terminated, each participant’s vested interest will be payable in full according to the Plan's provisions. The Company also has the right under the Plan, to the extent permitted by law, to amend or replace the Plan for any reason.
Administrative and Investment Advisory Costs
Administrative costs of the Plan and certain investment advisory costs are generally borne by the Company. For the registered investment companies, collective funds, and SSTR Funds, investment advisors receive a management fee for providing investment advisory services. These management fees are reflected in interest and dividend income for the registered investment companies and in net appreciation (depreciation) in fair value of investments for the collective funds and SSTR Funds on the statement of changes in net assets available for plan benefits.